SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (schedule of other current assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 3,612	$ 3,033
Prepaid expenses	11,060	6,268
Deferred charges	8,885	4,510
Advance payments to suppliers	11,450	4,763
Other receivables	5,971	1,532
Derivative instruments	3,620	1,068
Other	900	789
Total other current assets	$ 45,498	$ 21,963